Disclousres about Fair Value of Financial Instruments and Concentrations of Credit Risk - Additional Information (Detail)	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Measurement Inputs, Disclosure [Line Items]
Percentage of consolidated trade receivables accounted by single customer	17.00%	21.00%